UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust

(EFT)

Semiannual Report

November 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2013

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	41

Important Notices	42

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA and Ralph Hinckley, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/29/2004	2.44%	8.00%	21.12%	5.85%
Fund at Market Price	—	–5.21	–0.65	22.23	5.23
S&P/LSTA Leveraged Loan Index	—	1.83%	5.62%	13.58%	5.24%

% Premium/Discount to NAV[3]
					–5.36%

Distributions[4]
Total Distributions per share for the period					$0.470
Distribution Rate at NAV					5.62%
Distribution Rate at Market Price					5.94%

% Total Leverage[5]
Borrowings					29.23%
Variable Rate Term Preferred Shares (VRTP Shares)					7.79

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Fund Profile

Top 10 Issuers (% of total investments)[6]

Alliance Boots Holdings Limited	1.2%

Dell Inc.	1.1

Asurion LLC	1.0

H.J. Heinz Company	1.0

Valeant Pharmaceuticals International, Inc.	1.0

SunGard Data Systems, Inc.	1.0

Laureate Education, Inc.	0.9

Community Health Systems, Inc.	0.9

Aramark Corporation	0.9

Hilton Worldwide Finance, LLC	0.8

Total	9.8%

Top 10 Sectors (% of total investments)[6]

Health Care	9.5%

Business Equipment and Services	8.5

Electronics/Electrical	7.6

Retailers (Except Food and Drug)	4.8

Financial Intermediaries	4.2

Chemicals and Plastics	4.1

Food Products	4.0

Publishing	4.0

Telecommunications	3.8

Food Service	3.7

Total	54.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflect the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Index data is available as of month-end only.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends and capital gains. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 141.5%(1)

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Aerospace and Defense — 2.3%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	599	$599,686
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	900	910,500
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	916	917,848
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	347	350,231
Term Loan, 6.25%, Maturing November 2, 2018	766	772,568
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	1,119	1,131,875
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	1,714	557,053
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	987	976,595
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,208	2,212,281
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	862	822,426
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,367	5,402,136

		$14,653,199

Automotive — 5.1%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,596	$1,615,950
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,965	2,980,705
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	2,084	2,105,126
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	5,497	5,547,971
Dayco Products, LLC
Term Loan, Maturing November 26, 2019(3)	1,100	1,089,000
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	3,025	2,995,172
Term Loan, 2.11%, Maturing December 28, 2015	2,171	2,150,296
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,536,144
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,889	1,905,466

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Automotive (continued)
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		875	$882,547
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020		896	904,450
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,209	3,212,886

			$32,925,713

Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,775	$3,824,405

			$3,824,405

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,400	$1,402,430
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		647	648,670
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		675	676,266
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(4)		788	539,780
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		1,075	1,081,431
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,945	1,950,597
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020		995	1,006,816
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		543	546,031
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		693	700,796

			$8,552,817

Business Equipment and Services — 13.5%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,119	$4,152,064
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		2,832	2,850,328
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		634	638,258
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		776	774,181
Term Loan, 5.00%, Maturing February 21, 2015		2,207	2,165,409

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Business Equipment and Services (continued)
Altisource Solutions S.a.r.l.
Term Loan, 6.75%, Maturing November 27, 2019		1,391	$1,395,959
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		1,213	1,221,846
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,911	1,905,786
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		697	700,049
Brickman Group Holdings Inc.
Term Loan, 4.00%, Maturing September 28, 2018		739	740,666
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,209	1,215,421
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		497	497,318
Ceridian Corp.
Term Loan, 4.42%, Maturing May 9, 2017		1,375	1,384,883
ClientLogic Corporation
Term Loan, 7.00%, Maturing January 30, 2017		1,790	1,803,467
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		545	547,223
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,011,250
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,022	1,020,508
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,287	2,299,384
EIG Investors Corp.
Term Loan, Maturing November 9, 2019(3)		475	472,625
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,633	1,641,049
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		2,094	2,115,057
Garda World Security Corporation
Term Loan, 0.50%, Maturing November 6, 2020(5)		122	123,113
Term Loan, 4.00%, Maturing November 6, 2020		478	481,262
Term Loan, 4.97%, Maturing November 6, 2020	CAD	700	660,028
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		649	647,745
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,787	1,790,989
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		2,188	2,198,971
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,350	1,360,125

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Business Equipment and Services (continued)
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		723	$727,482
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,010,208
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		524	526,143
Term Loan, 4.22%, Maturing April 30, 2018	EUR	246	338,496
Term Loan, 4.22%, Maturing April 30, 2018	EUR	1,754	2,417,831
Ista International GmbH
Term Loan, Maturing April 30, 2020(3)	EUR	19	26,312
Term Loan, Maturing April 30, 2020(3)	EUR	147	201,085
Term Loan, Maturing April 30, 2020(3)	EUR	309	423,508
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		585	585,898
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		3,111	3,130,665
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,212	2,231,040
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,025	1,060,875
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,209	2,202,404
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		650	631,313
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020		525	526,641
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,335	1,347,022
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		1,400	1,417,500
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018		5,702	5,715,010
Term Loan, 4.50%, Maturing June 8, 2018		296	296,935
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		756	757,986
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,613	1,590,462
Term Loan, 4.42%, Maturing January 31, 2017		2,907	2,874,586
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		952	957,434
Term Loan, 4.00%, Maturing March 9, 2020		8,856	8,936,935
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		944	953,594
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		3,342	3,363,760

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Business Equipment and Services (continued)
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		132	$133,617
Term Loan, 6.00%, Maturing July 28, 2017		677	682,639
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		348	349,556
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		4,045	4,067,858

			$87,299,759

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		941	$939,912
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		442	444,059
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,781	2,790,105
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,496	1,479,927
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		1,435	1,433,488
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		1,920	1,902,036
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,097	1,086,936
Media Holdco, LP
Term Loan, 8.25%, Maturing July 24, 2018		918	922,653
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		895	896,817
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	1,722	2,344,998
Sterling Entertainment Enterprises, LLC
Term Loan, 3.17%, Maturing December 28, 2017		825	804,045
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		875	881,836
Term Loan, 3.88%, Maturing March 31, 2021	EUR	4,346	5,950,727
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,650	2,735,331
Term Loan, 3.50%, Maturing June 8, 2020		5,525	5,535,017
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		347	348,350
YPSO Holding S.a.r.l.
Term Loan, 4.90%, Maturing December 29, 2017	EUR	13	17,691
Term Loan, 4.90%, Maturing December 29, 2017	EUR	198	271,163
Term Loan, 4.90%, Maturing December 29, 2017	EUR	203	278,841

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Cable and Satellite Television (continued)
YPSO Holding S.a.r.l. (continued)
Term Loan, 4.90%, Maturing December 29, 2017	EUR	263	$361,489
Term Loan, 4.90%, Maturing December 29, 2017	EUR	323	442,720
Term Loan, Maturing December 26, 2018(3)	EUR	850	1,154,692

			$33,022,833

Chemicals and Plastics — 5.0%
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		162	$163,426
Term Loan, 4.50%, Maturing October 3, 2019		312	314,977
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,569	2,591,037
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		4,104	4,146,445
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,061	1,071,880
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		208	209,258
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		790	795,927
General Chemical Corporation
Term Loan, 5.01%, Maturing October 6, 2015		481	485,848
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(3)		2,200	2,205,225
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		4,694	4,709,506
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		848	853,810
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		107	108,159
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		970	977,275
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		775	780,813
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,021,250
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		274	275,925
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,315	1,329,270
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	72	69,714
Term Loan, 4.73%, Maturing December 18, 2014	EUR	206	198,767
Term Loan, 4.73%, Maturing December 18, 2014	EUR	222	213,893

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Chemicals and Plastics (continued)
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018	607	$612,903
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019	419	421,789
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	3,242	3,287,465
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	5,663	5,587,318
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020	149	149,885

		$32,581,765

Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016	2,606	$2,565,697
Term Loan, 5.50%, Maturing October 18, 2017	554	547,329
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	2,713	2,727,059

		$5,840,085

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	2,388	$2,384,829
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,928	2,953,494
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020	1,721	1,711,008
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	543	545,162
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 31, 2018	3,688	3,713,678
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	666	669,058

		$11,977,229

Cosmetics / Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 4.15%, Maturing January 31, 2019	352	$354,504
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing August 19, 2019	1,350	1,356,539
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	2,413	2,271,119

		$3,982,162

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Drugs — 3.2%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		750	$753,516
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		422	423,738
Aptalis Pharma, Inc.
Term Loan, 6.00%, Maturing September 18, 2020		2,900	2,932,625
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		634	643,359
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016		2,297	2,311,570
Term Loan, 4.25%, Maturing September 15, 2017		1,254	1,263,002
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		741	747,106
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		500	516,250
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		1,312	1,320,629
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		2,066	2,084,841
Term Loan, 3.75%, Maturing December 11, 2019		3,212	3,241,377
Term Loan, 4.50%, Maturing August 5, 2020		4,417	4,474,593

			$20,712,606

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		2,184	$2,198,121
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		571	571,401
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.60% (3.10% Cash, 3.50% PIK), Maturing March 31, 2016	GBP	551	241,226

			$3,010,748

Electronics / Electrical — 12.2%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,828	$1,843,468
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		725	729,984
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		743	747,413
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,409	3,445,109
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		925	940,031

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Electronics / Electrical (continued)
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	525	$526,127
CommScope, Inc.
Term Loan, 3.87%, Maturing January 12, 2018	2,243	2,246,005
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,347	1,346,064
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,800	1,796,625
Term Loan, 4.50%, Maturing April 29, 2020	9,975	9,895,639
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	2,832	2,848,334
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	3,879	3,906,582
Edwards (Cayman Islands II) Limited
Term Loan, 4.50%, Maturing March 26, 2020	1,210	1,212,487
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	940	943,449
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	3,209	3,251,325
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	3,633	3,644,220
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	372	374,421
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	5,040	5,078,242
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019	1,045	1,051,715
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,555	1,566,739
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,478	1,486,660
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,504	2,539,674
Term Loan, 4.75%, Maturing January 11, 2020	1,017	1,030,983
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	925	929,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,474	1,477,448
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	753,750
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	825	819,862
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	5,440	5,495,831
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	650	677,625

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Electronics / Electrical (continued)
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,356	$1,371,510
Serena Software, Inc.
Term Loan, 4.17%, Maturing March 10, 2016	991	983,787
Term Loan, 5.00%, Maturing March 10, 2016	375	373,594
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	1,111	1,113,715
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	592	601,933
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,162	1,171,700
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	700	675,500
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,466	1,480,689
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	116	116,095
Term Loan, 3.25%, Maturing June 7, 2019	1,119	1,123,644
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018	1,361	1,343,737
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	622	629,260
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	120	120,323
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,095	1,102,252
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,813	1,827,238
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	505,300
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,607	1,626,903

		$78,772,617

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	3,167	$3,177,221

		$3,177,221

Financial Intermediaries — 5.6%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 20, 2019	500	$499,375
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	694	696,126

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Financial Intermediaries (continued)
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	$1,012,500
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	825	831,683
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,304	2,311,913
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	596	597,981
First Data Corporation
Term Loan, 4.17%, Maturing March 23, 2018	4,136	4,152,749
Term Loan, 4.17%, Maturing September 24, 2018	2,100	2,108,039
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	1,290	1,287,475
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	950	958,788
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	722	723,454
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	859	865,667
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,197	1,207,474
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	4,244	4,244,173
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,105	1,112,969
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	791	795,978
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	473	476,052
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	6,728	6,666,403
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	825	820,875
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,368	1,386,424
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	1,478	1,375,774
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	299	298,624
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,612	1,627,568

		$36,058,064

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Food Products — 6.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,439	$1,435,527
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		666	664,849
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		1,460	1,474,272
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		1,097	1,104,565
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		1,147	1,152,861
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		5,553	5,570,546
Term Loan, Maturing November 6, 2020(3)		675	678,656
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,450	1,459,289
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		10,596	10,682,559
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		1,308	1,316,644
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		675	678,261
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		1,100	1,101,189
Term Loan, 3.75%, Maturing September 18, 2020		1,750	1,748,542
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		705	710,390
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		6,809	6,861,968
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		775	775,401
Term Loan, 3.25%, Maturing April 29, 2020		4,154	4,154,557

			$41,570,076

Food Service — 5.9%
Aramark Corporation
Term Loan, 3.68%, Maturing July 26, 2016		194	$194,659
Term Loan, 3.68%, Maturing July 26, 2016		348	350,062
Term Loan, 3.70%, Maturing July 26, 2016		4,301	4,320,693
Term Loan, 3.75%, Maturing July 26, 2016		2,401	2,413,538
Term Loan, 4.02%, Maturing July 26, 2016	GBP	1,188	1,950,393
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2021		300	301,594
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(2)		102	101,875

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Food Service (continued)
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,871	$2,885,344
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		396	397,650
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,149	1,156,600
Dunkin' Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,367	3,380,604
Landry's, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,821	2,841,222
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		736	742,692
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,901	2,907,877
P.F. Chang's China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		470	472,895
Sagittarius Restaurants, LLC
Term Loan, 6.25%, Maturing October 1, 2018		660	662,045
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		299	299,811
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		4,539	4,563,211
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		7,587	6,591,098
Wendy's International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,501	1,504,277

			$38,038,140

Food / Drug Retailers — 4.3%
Albertson's, LLC
Term Loan, 4.25%, Maturing March 21, 2016		1,234	$1,239,778
Term Loan, 4.75%, Maturing March 21, 2019		1,230	1,234,731
Alliance Boots Holdings Limited
Term Loan, 3.98%, Maturing July 9, 2017	GBP	7,000	11,455,117
Term Loan, 3.62%, Maturing July 10, 2017	EUR	1,000	1,361,834
General Nutrition Centers, Inc.
Term Loan, 2.91%, Maturing March 2, 2018		5,774	5,786,981
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		495	498,506
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		2,562	2,581,607
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	514,791

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Food / Drug Retailers (continued)
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019	3,054	$3,075,416

		$27,748,761

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	599	$607,477

		$607,477

Health Care — 14.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	517	$520,788
Term Loan, 4.25%, Maturing June 30, 2017	639	643,814
Term Loan, 4.25%, Maturing June 30, 2017	2,597	2,616,477
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,372	1,360,133
Amneal Pharmaceuticals LLC
Term Loan, 7.00%, Maturing November 1, 2019	625	631,250
Apria Healthcare Group Inc.
Term Loan, 6.75%, Maturing April 5, 2020	623	628,113
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	3,067	3,078,886
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 21, 2019	496	502,143
Biomet Inc.
Term Loan, 3.69%, Maturing July 25, 2017	8,377	8,458,472
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019	650	653,250
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	37	37,224
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	941	947,022
Community Health Systems, Inc.
Term Loan, 3.74%, Maturing January 25, 2017	6,791	6,836,120
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,474	1,484,645
CRC Health Corporation
Term Loan, 4.66%, Maturing November 16, 2015	1,974	1,983,073
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,307	3,330,783
Term Loan, 4.00%, Maturing November 1, 2019	3,474	3,500,672
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,570	1,589,894

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Health Care (continued)
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,019	$2,027,132
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	114	114,986
Term Loan, 4.25%, Maturing August 31, 2020	374	378,039
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	1,550	1,531,594
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	3,238	3,262,459
HCA, Inc.
Term Loan, 3.00%, Maturing March 31, 2017	3,602	3,608,757
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	2,615	2,619,008
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,685	1,695,964
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,853	1,867,794
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,139	1,130,803
Term Loan, 7.75%, Maturing May 15, 2018	2,476	2,458,845
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,860	1,866,887
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	5,145	5,207,212
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	617	590,957
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	508	509,271
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	570	570,230
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	733	737,545
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	533	536,728
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	3,779	3,811,856
One Call Medical, Inc.
Term Loan, Maturing November 20, 2020(3)	1,225	1,217,344
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	3,234	3,275,500
Pharmaceutical Product Development LLC
Term Loan, 4.25%, Maturing December 5, 2018	2,159	2,178,154
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	1,425	1,431,377

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Health Care (continued)
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018		1,882	$1,886,045
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019		595	598,535
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018		1,563	1,571,783
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		716	722,157
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		374	374,998
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,637	1,615,482
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,832	1,832,073
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019		250	252,969
VWR Funding, Inc.
Term Loan, 4.16%, Maturing April 3, 2017		744	748,097
Term Loan, 4.41%, Maturing April 3, 2017		1,049	1,054,536

			$92,087,876

Home Furnishings — 0.5%
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,808	$1,816,072
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,720	1,721,958

			$3,538,030

Industrial Equipment — 3.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		796	$801,324
Filtration Group Corporation
Term Loan - Second Lien, Maturing November 30, 2021(3)		1,000	1,020,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,050	2,042,895
Term Loan, 4.75%, Maturing July 30, 2020	EUR	450	617,575
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,895	1,899,988
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		1,069	1,074,778
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		3,595	3,625,910

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Industrial Equipment (continued)
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	146	$146,613
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	448	448,683
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	825	818,297
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	5,125	5,135,655
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	841	847,592
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	1,038	1,034,276
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	597	601,750
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	379	381,205

		$20,496,541

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	2,208	$2,221,079
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	5,416	5,445,851
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	2,590	2,603,569
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	9,652	9,666,511
Term Loan, 3.50%, Maturing July 8, 2020	1,072	1,056,993
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	549	543,025
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	1,018	1,017,298
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	1,000	998,750
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	3,125	3,167,969
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	723	726,126
USI, Inc.
Term Loan, 5.00%, Maturing December 27, 2019	2,357	2,371,920

		$29,819,091

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Leisure Goods / Activities / Movies — 5.3%
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,583	$3,599,173
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	1,017	1,024,815
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	2,573	2,587,582
Dave & Buster's, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	965	967,715
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	2,216	2,241,156
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	848	856,354
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	1,343	1,352,485
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	504	511,245
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,075	1,075,000
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,936	2,940,261
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	1,323	618,590
Revolution Studios Distribution Company, LLC
Term Loan, 3.92%, Maturing December 21, 2014	760	672,081
Term Loan - Second Lien, 7.17%, Maturing June 21, 2015(2)	900	619,650
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	1,315	1,326,686
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	3,147	3,117,349
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	1,613	1,624,036
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	2,137	2,134,021
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,375	1,384,883
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	524	523,688
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	1,016,250
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	600	600,938
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	3,201	3,232,821

		$34,026,779

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Lodging and Casinos — 4.8%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		479	$485,023
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(3)		1,475	1,483,297
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		550	552,922
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		2,024	1,927,267
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		975	988,609
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		2,950	3,034,812
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 25, 2018	GBP	2,850	4,716,566
Golden Nugget, Inc.
Term Loan, 0.50%, Maturing November 21, 2019(5)		158	159,122
Term Loan, 5.50%, Maturing November 21, 2019		368	371,400
Hilton Worldwide Finance, LLC
Term Loan, 4.00%, Maturing October 26, 2020		8,610	8,650,020
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,729	2,734,493
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		1,097	1,102,386
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		550	557,563
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		4,050	4,063,365
Tropicana Entertainment Inc.
Term Loan, Maturing November 26, 2020(3)		400	398,000

			$31,224,845

Nonferrous Metals / Minerals — 2.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		896	$882,068
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		3,982	3,898,166
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		572	587,858
Fairmount Minerals Ltd.
Term Loan, 5.00%, Maturing September 5, 2019		2,275	2,303,438
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019		424	424,467

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Nonferrous Metals / Minerals (continued)
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,133	$1,061,953
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,996	3,017,601
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	518	520,382
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	875	891,406
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	1,312	1,236,324
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	452,500
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	1,834	1,802,320

		$17,078,483

Oil and Gas — 4.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	596	$601,827
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	1,800	1,849,500
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,000	2,030,000
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	173	174,676
Term Loan, 9.00%, Maturing June 23, 2017	2,432	2,484,145
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,131	1,162,125
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	1,316	1,319,026
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	875	883,262
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,270	8,340,780
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,889	1,895,790
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	496	499,216
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	1,950	1,967,063
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	2,238	2,248,203
Term Loan, 5.00%, Maturing September 25, 2019	181	181,962
Term Loan, 5.00%, Maturing September 25, 2019	297	297,905

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	1,710	$1,720,757
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,304	3,311,022

		$30,967,259

Publishing — 5.3%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	846	$840,464
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	1,225	1,228,063
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	2,130	2,142,065
Flint Group SA
Term Loan, 6.65%, Maturing December 31, 2016	93	93,561
Term Loan, 6.65%, Maturing December 31, 2016	1,665	1,669,272
Term Loan, 6.65%, Maturing December 31, 2016	1,683	1,686,923
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,360	4,977,137
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	3,957	3,961,249
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	39	38,678
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	8,741	8,813,503
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	920	938,783
Media General Inc.
Term Loan, 5.50%, Maturing July 31, 2020	1,250	1,259,994
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	753	764,481
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	400	401,667
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014	441	335,975
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019	650	646,750
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,147	1,131,696
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	1,250	1,253,516
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,886	1,885,742

		$34,069,519

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Radio and Television — 3.9%
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		384	$372,021
Term Loan, 6.91%, Maturing January 30, 2019		1,132	1,073,453
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		6,829	6,879,047
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019		1,000	1,026,550
Entercom Radio, LLC
Term Loan, 5.00%, Maturing November 23, 2018		500	502,916
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		1,473	1,480,170
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		462	465,006
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		795	800,956
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		663	667,856
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		458	459,987
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,084	1,088,046
Nine Entertainment Group Limited
Term Loan, 3.25%, Maturing February 5, 2020		821	817,541
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		978	981,166
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		572	566,279
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		2,220	2,230,577
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		5,496	5,525,459

			$24,937,030

Retailers (Except Food and Drug) — 7.4%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,069	$2,086,731
B&M Retail Limited
Term Loan, 6.02%, Maturing February 18, 2020	GBP	1,925	3,165,626
Bass Pro Group, LLC
Term Loan, Maturing November 20, 2019(3)		2,675	2,690,047
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,200	5,189,097
David's Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		744	747,012

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		741	$743,112
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,247	1,262,610
Hudson's Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		4,350	4,414,162
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		1,779	1,788,430
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,914	1,925,526
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,836	2,849,257
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		876	880,380
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		4,775	4,810,469
Ollie's Bargain Outlet, Inc.
Term Loan, 5.26%, Maturing September 27, 2019		545	546,544
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,509	2,521,680
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.00%, Maturing October 11, 2018		521	523,668
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,344	2,358,472
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,966	1,970,703
Term Loan, 4.25%, Maturing August 7, 2019		667	670,173
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,175	2,185,603
Term Loan, Maturing November 14, 2019(3)		625	625,521
Toys 'R' Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		900	878,175
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,463	1,430,452
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	29	35,099
Term Loan, 2.34%, Maturing March 9, 2015	EUR	62	76,742
Term Loan, 2.34%, Maturing March 9, 2015	EUR	347	426,541
Term Loan, 2.84%, Maturing March 8, 2016	EUR	18	22,606
Term Loan, 2.84%, Maturing March 8, 2016	EUR	71	87,450
Term Loan, 2.84%, Maturing March 8, 2016	EUR	440	541,356
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		689	659,478

			$48,112,722

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		1,163	$1,180,408
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		6,909	6,986,979
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	744	1,221,447
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		756	758,706
Neenah Foundry Company
Term Loan, 6.80%, Maturing April 26, 2017		512	512,515
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing December 31, 2013		925	929,625
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		174	174,089
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		1,598	1,603,464

			$13,367,233

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		2,035	$2,044,617
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017		1,353	1,364,991

			$3,409,608

Telecommunications — 4.9%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,169	$1,166,445
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		423	421,818
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		546	548,832
Term Loan, 4.75%, Maturing March 9, 2020		3,317	3,334,309
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		3,335	3,336,897
Intelsat Jackson Holdings S.A.
Term Loan, Maturing June 30, 2019(3)		8,350	8,350,000
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019		736	743,676
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		379	380,690
Term Loan, 3.75%, Maturing September 27, 2019		174	174,883

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,333	$1,337,814
Term Loan, 4.00%, Maturing April 23, 2019	2,016	2,023,613
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	7,703	7,736,492
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	2,032	2,040,093

		$31,595,562

Utilities — 2.4%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,999	$3,023,731
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,147	1,137,907
Term Loan, 3.25%, Maturing January 31, 2022	424	420,626
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,051	1,059,596
Term Loan, 4.00%, Maturing April 2, 2018	3,096	3,122,712
Term Loan, 4.00%, Maturing October 9, 2019	941	948,377
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,074	1,078,259
EFS Cogen Holdings I Inc.
Term Loan, Maturing December 1, 2020(3)	675	678,375
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	648	652,022
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	679	686,591
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	605	611,504
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(5)	39	38,500
Term Loan, 4.25%, Maturing May 6, 2020	310	307,695
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	571	582,815
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	1,800	1,249,894

		$15,598,604

Total Senior Floating-Rate Interests (identified cost $911,995,749)		$914,684,859

Corporate Bonds & Notes — 11.7%

Security	Principal Amount* (000's omitted)	Value

Aerospace and Defense — 0.0%(7)
Alliant Techsystems, Inc.
5.25%, 10/1/21(8)	45	$45,450
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	73,219
GenCorp, Inc.
7.125%, 3/15/21	50	53,750

		$172,419

Automotive — 0.1%
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(8)	67	$70,742
5.125%, 2/15/19	20	20,500
General Motors Financial Co., Inc.
4.75%, 8/15/17(8)	75	79,875
3.25%, 5/15/18(8)	10	10,050
4.25%, 5/15/23(8)	40	38,200
Navistar International Corp.
8.25%, 11/1/21	105	108,412

		$327,779

Beverage and Tobacco — 0.0%(7)
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	25	$25,688
Constellation Brands, Inc.
6.00%, 5/1/22	70	75,162
4.25%, 5/1/23	105	98,962

		$199,812

Brokers, Dealers and Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$57,612
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,975
6.375%, 11/15/19	45	48,375
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	35,875

		$157,837

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(8)	55	$57,612
Builders FirstSource, Inc.
7.625%, 6/1/21(8)	70	72,800
HD Supply, Inc.
8.125%, 4/15/19	40	44,850
7.50%, 7/15/20	30	31,950
11.50%, 7/15/20	35	41,912
Interline Brands, Inc.
10.00%, 11/15/18(6)	140	153,650
Nortek, Inc.
10.00%, 12/1/18	90	99,675
8.50%, 4/15/21	50	55,500
USG Corp.
5.875%, 11/1/21(8)	30	31,088

		$589,037

Business Equipment and Services — 0.2%
ADT Corp. (The)
6.25%, 10/15/21(8)	105	$109,725
Education Management, LLC/Education Management Finance Corp.
15.00%, 7/1/18	56	60,309
FTI Consulting, Inc.
6.00%, 11/15/22	40	40,800
IMS Health, Inc.
6.00%, 11/1/20(8)	80	84,400
Iron Mountain, Inc.
6.00%, 8/15/23	95	97,375
National CineMedia, LLC
6.00%, 4/15/22	835	868,400
TransUnion Holding Co., Inc.
8.125%, 6/15/18(6)	110	117,425
United Rentals North America, Inc.
8.375%, 9/15/20	20	22,400
7.625%, 4/15/22	25	28,125

		$1,428,959

Cable and Satellite Television — 0.3%
AMC Networks, Inc.
4.75%, 12/15/22	35	$33,600
CCO Holdings, LLC/CCO Capital Corp.
5.25%, 9/30/22	160	151,600
5.75%, 1/15/24	70	66,150

Security		Principal Amount* (000's omitted)	Value

Cable and Satellite Television (continued)
DISH DBS Corp.
6.75%, 6/1/21		210	$227,325
5.875%, 7/15/22		70	71,225
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		1,000	980,000

			$1,529,900

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		25	$25,438
Hexion US Finance Corp.
6.625%, 4/15/20		3,075	3,148,031
Ineos Finance PLC
7.25%, 2/15/19(8)(9)	EUR	1,000	1,450,520
8.375%, 2/15/19(8)		1,950	2,174,250
7.50%, 5/1/20(8)		900	990,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(8)		20	21,100
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	134,225
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(8)		2,150	2,203,750
Tronox Finance, LLC
6.375%, 8/15/20		160	161,000

			$10,308,314

Clothing / Textiles — 0.0%(7)
Levi Strauss & Co.
6.875%, 5/1/22		40	$43,900
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(8)		10	10,825
10.00%, 8/1/20		10	11,150

			$65,875

Commercial Services — 0.0%(7)
TMS International Corp.
7.625%, 10/15/21(8)		45	$47,813

			$47,813

Conglomerates — 0.0%(7)
Belden, Inc.
5.50%, 9/1/22(8)		20	$19,700

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000's omitted)	Value

Conglomerates (continued)
Harbinger Group, Inc.
7.875%, 7/15/19(8)		35	$37,713
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(8)		50	53,375
6.625%, 11/15/22(8)		75	80,062

			$190,850

Containers and Glass Products — 0.7%
BOE Merger Corp.
9.50%, 11/1/17(6)(8)		85	$90,525
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23		50	46,625
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		4,350	4,480,500
Sealed Air Corp.
8.375%, 9/15/21(8)		10	11,500

			$4,629,150

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(6)		135	$139,641
Party City Holdings, Inc.
8.875%, 8/1/20		130	144,950
Sun Products Corp. (The)
7.75%, 3/15/21(8)		70	60,550

			$345,141

Diversified Financial Services — 0.4%
Denali Borrower, LLC/Denali Finance Corp.
5.625%, 10/15/20(8)		40	$39,500
KION Finance SA
4.718%, 2/15/20(8)(9)	EUR	1,450	2,011,617
SLM Corp.
5.50%, 1/15/19		160	166,159

			$2,217,276

Drugs — 0.1%
Capsugel SA
7.00%, 5/15/19(6)(8)		25	$25,484
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)		245	259,394
7.50%, 7/15/21(8)		70	77,350
5.625%, 12/1/21(8)		25	25,188

			$387,416

Security	Principal Amount* (000's omitted)	Value

Ecological Services and Equipment — 0.0%(7)
ADS Waste Holdings, Inc.
8.25%, 10/1/20(8)	55	$58,437
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,625
5.125%, 6/1/21	25	25,250

		$135,312

Electronics / Electrical — 0.1%
Alcatel-Lucent USA, Inc.
8.875%, 1/1/20(8)	260	$285,675
BMC Software Finance, Inc.
8.125%, 7/15/21(8)	95	101,175
CommScope Holding Co., Inc.
6.625%, 6/1/20(6)(8)	55	57,200
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	55,688
Infor US, Inc.
9.375%, 4/1/19	65	73,612
NCR Corp.
5.00%, 7/15/22	65	63,537
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	113,700

		$750,587

Entertainment — 0.0%(7)
GLP Capital, LP/GLP Financing II, Inc.
4.375%, 11/1/18(8)	10	$10,225
4.875%, 11/1/20(8)	105	105,000
5.375%, 11/1/23(8)	55	53,900

		$169,125

Equipment Leasing — 0.4%
Air Lease Corp.
4.50%, 1/15/16	265	$281,231
International Lease Finance Corp.
8.625%, 9/15/15	1,000	1,117,500
6.75%, 9/1/16(8)	400	447,500
7.125%, 9/1/18(8)	400	464,500

		$2,310,731

Financial Intermediaries — 1.2%
Ally Financial, Inc.
2.439%, 12/1/14(9)	35	$35,198
0.00%, 6/15/15	80	76,600
3.50%, 7/18/16	535	551,719

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000's omitted)	Value

Financial Intermediaries (continued)
CIT Group, Inc.
5.50%, 2/15/19(8)		45	$48,713
5.375%, 5/15/20		10	10,725
5.00%, 8/15/22		20	19,885
First Data Corp.
7.375%, 6/15/19(8)		1,000	1,075,000
6.75%, 11/1/20(8)		1,640	1,726,100
11.25%, 1/15/21(8)		65	71,825
10.625%, 6/15/21(8)		65	70,525
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,620,199
Lender Processing Services, Inc.
5.75%, 4/15/23		80	83,600
UPCB Finance II, Ltd.
6.375%, 7/1/20(8)	EUR	1,000	1,454,189

			$7,844,278

Food Products — 0.0%(7)
B&G Foods, Inc.
4.625%, 6/1/21		25	$23,938
Michael Foods Holding, Inc.
8.50%, 7/15/18(6)(8)		155	164,106
Post Holdings, Inc.
6.75%, 12/1/21(8)		20	20,450
7.375%, 2/15/22(8)		15	15,975

			$224,469

Food Service — 0.0%(7)
Aramark Corp.
5.75%, 3/15/20(8)		35	$36,663
Pinnacle Operating Corp.
9.00%, 11/15/20(8)		40	42,700

			$79,363

Food / Drug Retailers — 0.0%(7)
Pantry, Inc. (The)
8.375%, 8/1/20		75	$80,438

			$80,438

Health Care — 1.0%
Accellent, Inc.
8.375%, 2/1/17		180	$189,675
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		4	4,360

Security		Principal Amount* (000's omitted)	Value

Health Care (continued)
Alere, Inc.
8.625%, 10/1/18		45	$49,050
6.50%, 6/15/20		35	36,050
Amsurg Corp.
5.625%, 11/30/20		20	20,900
Biomet, Inc.
6.50%, 8/1/20		175	186,375
Community Health Systems, Inc.
5.125%, 8/15/18		2,445	2,548,912
7.125%, 7/15/20		130	134,712
ConvaTec Finance International SA
8.25%, 1/15/19(6)(8)		200	205,750
DaVita, Inc.
5.75%, 8/15/22		225	230,625
HCA Holdings, Inc.
6.25%, 2/15/21		90	94,500
HCA, Inc.
6.50%, 2/15/20		20	22,125
4.75%, 5/1/23		1,200	1,137,000
Hologic, Inc.
6.25%, 8/1/20		265	280,900
INC Research, LLC
11.50%, 7/15/19(8)		55	61,188
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		50	57,375
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(6)(8)		180	186,975
Tenet Healthcare Corp.
6.00%, 10/1/20(8)		55	57,578
4.375%, 10/1/21(8)		675	635,344
8.125%, 4/1/22		105	114,187
United Surgical Partners International, Inc.
9.00%, 4/1/20		65	73,125
VWR Funding, Inc.
7.25%, 9/15/17		95	102,125
WellCare Health Plans, Inc.
5.75%, 11/15/20		85	87,763

			$6,516,594

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		752	$806,520
Sanitec Corp.
4.968%, 5/15/18(8)(9)	EUR	300	415,793

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000's omitted)	Value

Home Furnishings (continued)
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	$43,400

			$1,265,713

Homebuilders / Real Estate — 0.0%(7)
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(8)		65	$65,000

			$65,000

Industrial Equipment — 0.0%(7)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(8)(10)		87	$65,550
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	40,600

			$106,150

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(8)		50	$52,625
CNO Financial Group, Inc.
6.375%, 10/1/20(8)		1,175	1,263,125
Onex USI Acquisition Corp.
7.75%, 1/15/21(8)		115	118,162
Towergate Finance PLC
6.014%, 2/15/18(8)(9)	GBP	700	1,145,410

			$2,579,322

Leisure Goods / Activities / Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)		35	$36,750
AMC Entertainment, Inc.
8.75%, 6/1/19		85	91,375
Bombardier, Inc.
4.25%, 1/15/16(8)		50	52,500
MISA Investments, Ltd.
8.625%, 8/15/18(6)(8)		55	57,063
NCL Corp, Ltd.
5.00%, 2/15/18		30	30,900
Regal Entertainment Group
5.75%, 2/1/25		30	28,650
Royal Caribbean Cruises
6.875%, 12/1/13		40	40,000
7.25%, 6/15/16		25	28,313
7.25%, 3/15/18		50	57,750

Security	Principal Amount* (000's omitted)	Value

Leisure Goods / Activities / Movies (continued)
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	75	$83,156
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	65	73,287
WMG Acquisition Corp.
6.00%, 1/15/21(8)	50	52,375

		$632,119

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(4)(8)	535	$211,325
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	2,375	2,293,359
9.00%, 2/15/20	1,930	1,886,575
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(8)	160	163,500
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(8)	66	63,690
MGM Resorts International
6.625%, 12/15/21	120	126,450
7.75%, 3/15/22	30	33,450
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(6)(8)	50	50,093
Penn National Gaming, Inc.
5.875%, 11/1/21(8)	45	44,325
Station Casinos, LLC
7.50%, 3/1/21	85	91,162
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(8)	20	19,050
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)	345	315,675
Waterford Gaming, LLC
8.625%, 9/15/14(2)(8)	160	75,330

		$5,373,984

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$27,219
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	118,200
IAMGOLD Corp.
6.75%, 10/1/20(8)	100	89,250

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value

Mining, Steel, Iron and Nonprecious Metals (continued)
Inmet Mining Corp.
8.75%, 6/1/20(8)	30	$32,775
7.50%, 6/1/21(8)	50	52,375

		$319,819

Nonferrous Metals / Minerals — 0.0%(7)
New Gold, Inc.
7.00%, 4/15/20(8)	45	$46,744
6.25%, 11/15/22(8)	70	69,125

		$115,869

Oil and Gas — 0.5%
Antero Resources Finance Corp.
6.00%, 12/1/20	15	$15,788
5.375%, 11/1/21(8)	85	85,903
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(8)	30	28,500
Atlas Pipeline Partners, LP
4.75%, 11/15/21(8)	30	27,900
Berry Petroleum Co.
6.375%, 9/15/22	20	20,500
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	74,375
Bristow Group, Inc.
6.25%, 10/15/22	85	90,206
Chesapeake Energy Corp.
6.125%, 2/15/21	120	129,600
5.75%, 3/15/23	100	104,000
Concho Resources, Inc.
5.50%, 4/1/23	170	173,400
Continental Resources, Inc.
5.00%, 9/15/22	165	170,775
4.50%, 4/15/23	35	34,825
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(8)	70	71,400
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	129,350
Energy Transfer Equity, L.P.
7.50%, 10/15/20	60	68,700
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	145	167,475
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	190	205,675
7.75%, 9/1/22	40	45,200
EPL Oil & Gas, Inc.
8.25%, 2/15/18	80	86,300

Security	Principal Amount* (000's omitted)	Value

Oil and Gas (continued)
Kodiak Oil & Gas Corp.
5.50%, 1/15/21(8)	15	$15,075
Laredo Petroleum, Inc.
7.375%, 5/1/22	75	81,562
MEG Energy Corp.
6.375%, 1/30/23(8)	105	106,575
Murphy Oil USA, Inc.
6.00%, 8/15/23(8)	140	143,500
Newfield Exploration Co.
5.625%, 7/1/24	130	130,325
Oasis Petroleum, Inc.
6.875%, 3/15/22(8)	85	91,800
6.875%, 1/15/23	140	151,200
Plains Exploration & Production Co.
6.875%, 2/15/23	195	216,937
Rosetta Resources, Inc.
5.625%, 5/1/21	60	60,525
5.875%, 6/1/22	70	70,263
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(8)	170	168,725
Sabine Pass LNG, LP
6.50%, 11/1/20	105	109,200
Samson Investment Company
10.50%, 2/15/20(8)	70	76,038
SandRidge Energy, Inc.
7.50%, 3/15/21	30	31,575
8.125%, 10/15/22	5	5,294
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	70	75,600
SM Energy Co.
6.50%, 1/1/23	85	90,525
Tesoro Corp.
5.375%, 10/1/22	105	104,212

		$3,458,803

Pipelines — 0.0%(7)
Kinder Morgan, Inc.
5.00%, 2/15/21(8)	115	$114,615

		$114,615

Publishing — 0.2%
IAC/InterActiveCorp
4.875%, 11/30/18(8)	60	$61,575
Laureate Education, Inc.
9.25%, 9/1/19(8)	645	709,500

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value

Publishing (continued)
McGraw-Hill Global Education Holdings, LLC/McGraw- Hill Global Education Finance
9.75%, 4/1/21(8)	115	$128,225

		$899,300

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$976,825
11.25%, 3/1/21	105	113,925
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	51,750
Series B, 6.50%, 11/15/22	100	104,000
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	75	77,531
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,750
Univision Communications, Inc.
6.75%, 9/15/22(8)	925	1,022,125
5.125%, 5/15/23(8)	45	45,225

		$2,463,131

Real Estate Investment Trusts (REITs) — 0.0%(7)
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/21	15	$14,775

		$14,775

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(6)(8)	27	$27,945
Claire's Stores, Inc.
9.00%, 3/15/19(8)	140	157,325
6.125%, 3/15/20(8)	80	81,600
Hot Topic, Inc.
9.25%, 6/15/21(8)	130	136,500
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(6)(8)	215	223,600
Michaels Stores, Inc.
7.75%, 11/1/18	45	48,938
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(8)	50	51,625
8.75%, 10/15/21(6)(8)	60	62,100
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(6)(8)	115	118,307

Security	Principal Amount* (000's omitted)	Value

Retailers (Except Food and Drug) (continued)
PETCO Holdings, Inc.
8.50%, 10/15/17(6)(8)	215	$219,840
Radio Systems Corp.
8.375%, 11/1/19(8)	65	71,337
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	170	177,225
ServiceMaster Co.
7.00%, 8/15/20	40	38,450

		$1,414,792

Software and Services — 0.0%(7)
Audatex North America, Inc.
6.00%, 6/15/21(8)	50	$52,500
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(6)(8)	75	77,437

		$129,937

Steel — 0.0%(7)
AK Steel Corp.
8.75%, 12/1/18	35	$38,938

		$38,938

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	55	$57,475
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	35,087

		$92,562

Telecommunications — 1.3%
Avaya, Inc.
9.00%, 4/1/19(8)	50	$51,625
10.50%, 3/1/21(8)	489	444,677
CenturyLink, Inc.
6.75%, 12/1/23	50	51,219
Frontier Communications Corp.
7.625%, 4/15/24	30	31,238
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,077,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20	110	120,725
Intelsat Luxembourg SA
7.75%, 6/1/21(8)	160	168,200
8.125%, 6/1/23(8)	120	127,050

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000's omitted)	Value

Telecommunications (continued)
MetroPCS Wireless, Inc.
6.25%, 4/1/21(8)		40	$41,750
6.625%, 4/1/23(8)		55	56,856
NII International Telecom SCA
7.875%, 8/15/19(8)		70	50,750
SBA Communications Corp.
5.625%, 10/1/19		60	61,950
SBA Telecommunications, Inc.
5.75%, 7/15/20		95	99,512
Softbank Corp.
4.50%, 4/15/20(8)		200	199,750
Sprint Corp.
7.25%, 9/15/21(8)		75	81,469
7.875%, 9/15/23(8)		170	186,575
Sprint Nextel Corp.
7.00%, 8/15/20		680	734,400
6.00%, 11/15/22		110	109,725
T-Mobile USA, Inc.
6.633%, 4/28/21		50	52,563
6.125%, 1/15/22		25	25,531
6.731%, 4/28/22		35	36,619
6.836%, 4/28/23		15	15,656
6.50%, 1/15/24		20	20,300
Virgin Media Secure Finance PLC
5.375%, 4/15/21(8)		1,025	1,048,062
6.00%, 4/15/21(8)	GBP	1,050	1,773,953
Wind Acquisition Finance SA
5.479%, 4/30/19(8)(9)	EUR	550	767,504
6.50%, 4/30/20(8)		525	556,500
Windstream Corp.
7.75%, 10/1/21(8)		90	96,525
6.375%, 8/1/23		40	38,400

			$8,126,584

Utilities — 1.2%
Calpine Corp.
7.50%, 2/15/21(8)		4,078	$4,465,410
7.875%, 1/15/23(8)		3,057	3,362,700
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(8)		35	36,050

			$7,864,160

Total Corporate Bonds & Notes (identified cost $72,118,185)			$75,784,048

Asset-Backed Securities — 2.4%

Security	Principal Amount (000's omitted)	Value

Babson Ltd., Series 2005-1A, Class C1, 2.194%, 4/15/19(8)(9)	$753	$721,129
Babson Ltd., Series 2013-IA, Class C, 2.942%, 4/20/25(8)(9)	500	495,991
Babson Ltd., Series 2013-IA, Class D, 3.742%, 4/20/25(8)(9)	400	389,491
Babson Ltd., Series 2013-IA, Class E, 4.642%, 4/20/25(8)(9)	250	230,105
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.758%, 3/8/17(8)(9)	985	985,240
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.994%, 7/17/19(8)(9)	750	710,415
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.896%, 4/21/25(8)(9)	2,925	2,851,387
Comstock Funding Ltd., Series 2006-1A, Class D, 4.489%, 5/30/20(8)(9)	692	643,664
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.941%, 8/15/25(8)(9)	1,500	1,495,117
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/25(8)(9)	640	612,857
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.141%, 8/15/25(8)(9)	430	375,505
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.942%, 4/20/25(8)(9)	450	441,742
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.742%, 4/20/25(8)(9)	500	484,550
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(8)(9)	1,025	1,000,488
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(8)(9)	1,025	993,044
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(8)(9)	1,225	1,135,157
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.489%, 11/8/24(8)(9)	1,750	$1,755,775

Total Asset-Backed Securities (identified cost $15,405,296)		$15,321,657

Common Stocks — 1.4%

Security	Shares	Value

Automotive — 0.2%
Dayco Products, LLC(2)(10)(11)	20,780	$1,018,220

		$1,018,220

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Building and Development — 0.0%(7)
Panolam Holdings Co.(2)(11)(12)	280	$272,883
United Subcontractors, Inc.(2)(10)(11)	601	9,359

		$282,242

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(2)(10)(11)	50,495	$290,346

		$290,346

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(11)	83	$6,640
Tropicana Entertainment, Inc.(10)(11)	37,016	681,094

		$687,734

Nonferrous Metals / Minerals — 0.0%(7)
Euramax International, Inc.(10)(11)	701	$170,918

		$170,918

Publishing — 1.0%
ION Media Networks, Inc.(2)(10)(11)	4,429	$3,031,075
Media General, Inc.(2)(10)(11)	171,695	2,796,912
MediaNews Group, Inc.(2)(10)(11)	29,104	748,556

		$6,576,543

Total Common Stocks (identified cost $3,691,581)		$9,026,003

Miscellaneous — 0.0%(7)

Security	Shares	Value

Oil and Gas — 0.0%(7)
SemGroup Corp., Escrow Certificate(11)	605,000	$12,100

Total Miscellaneous (identified cost $0)		$12,100

Short-Term Investments — 3.9%

Description	Interest (000's omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$25,578	$25,578,407

Total Short-Term Investments (identified cost $25,578,407)		$25,578,407

Total Investments — 160.9% (identified cost $1,028,789,218)		$1,040,407,074

Less Unfunded Loan Commitments — (0.0)%(7)		$(301,694)

Net Investments — 160.9% (identified cost $1,028,487,524)		$1,040,105,380

Notes Payable — (46.4)%		$(300,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (12.4)%		$(80,000,000)

Other Assets, Less Liabilities — (2.1)%		$(13,614,479)

Net Assets Applicable to Common Shares — 100.0%		$646,490,901

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	–	Debtor In Possession
PIK	–	Payment-in-kind
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(3)	This Senior Loan will settle after November 30, 2013, at which time the interest rate will be determined.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Portfolio of Investments (Unaudited) — continued

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par. The interest rate paid in additional par is generally higher than the indicated cash rate.

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $57,039,808 or 8.8% of the Trust's net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2013.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security (see Note 8).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013.

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2013
Unaffiliated investments, at value (identified cost, $1,002,909,117)	$1,014,526,973
Affiliated investment, at value (identified cost, $25,578,407)	25,578,407
Cash	2,103,056
Restricted cash*	320,030
Foreign currency, at value (identified cost, $42,936)	42,901
Interest receivable	5,903,309
Interest receivable from affiliated investment	1,110
Receivable for investments sold	4,505,272
Receivable for open forward foreign currency exchange contracts	95,169
Deferred offering costs	336,557
Prepaid upfront fees on variable rate term preferred shares	272,876
Prepaid expenses	41,534
Total assets	$1,053,727,194

Liabilities
Notes payable	$300,000,000
Variable rate term preferred shares, at liquidation value	80,000,000
Payable for investments purchased	25,331,525
Payable for open forward foreign currency exchange contracts	635,831
Payable to affiliates:
Investment adviser fee	632,771
Trustees' fees	6,237
Interest payable	109,536
Accrued expenses	520,393
Total liabilities	$407,236,293
Net assets applicable to common shares	$646,490,901

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637
Additional paid-in capital	748,285,647
Accumulated net realized loss	(113,799,898)
Accumulated undistributed net investment income	605,473
Net unrealized appreciation	11,001,042
Net assets applicable to common shares	$646,490,901

Net Asset Value Per Common Share
($646,490,901 ÷ 39,863,690 common shares issued and outstanding)	$16.22

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2013
Interest and other income	$24,945,005
Dividends	57,798
Interest allocated from affiliated investment	9,585
Expenses allocated from affiliated investment	(1,396)
Total investment income	$25,010,992

Expenses
Investment adviser fee	$3,848,164
Trustees' fees and expenses	19,457
Custodian fee	197,541
Transfer and dividend disbursing agent fees	9,106
Legal and accounting services	111,875
Amortization of deferred offering costs	82,438
Printing and postage	45,433
Interest expense and fees	2,516,380
Miscellaneous	87,571
Total expenses	$6,917,965
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$6,917,958

Net investment income	$18,093,034

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,945,685
Investment transactions allocated from affiliated investment	153
Foreign currency and forward foreign currency exchange contract transactions	(2,543,458)
Net realized loss	$(597,620)
Change in unrealized appreciation (depreciation) —
Investments	$(1,573,487)
Foreign currency and forward foreign currency exchange contracts	(696,065)
Net change in unrealized appreciation (depreciation)	$(2,269,552)

Net realized and unrealized loss	$(2,867,172)

Net increase in net assets from operations	$15,225,862

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
From operations —
Net investment income	$18,093,034	$40,138,873
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	(597,620)	6,324,666
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(2,269,552)	20,177,368
Distributions to APS shareholders —
From net investment income	—	(915,192)
Discount on redemption and repurchase of APS	—	1,379,000
Net increase in net assets from operations	$15,225,862	$67,104,715
Distributions to common shareholders —
From net investment income	$(18,713,823)	$(39,488,564)
Total distributions to common shareholders	$(18,713,823)	$(39,488,564)
Capital share transactions —
Proceeds from shelf offering, net of offering costs (see Note 6)	$2,694,229	$35,966,994
Reinvestment of distributions to common shareholders	442,247	1,248,451
Net increase in net assets from capital share transactions	$3,136,476	$37,215,445

Net increase (decrease) in net assets	$(351,485)	$64,831,596

Net Assets Applicable to Common Shares
At beginning of period	$646,842,386	$582,010,790
At end of period	$646,490,901	$646,842,386

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$605,473	$1,226,262

APS	–	Auction Preferred Shares

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2013
Net increase in net assets from operations	$15,225,862
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(223,958,902)
Investments sold and principal repayments	203,662,032
Increase in short-term investments, net	(7,249,652)
Net amortization/accretion of premium (discount)	(524,760)
Amortization of offering costs and prepaid upfront fees on variable rate term preferred shares	149,288
Increase in restricted cash	(317,782)
Increase in interest receivable	(392,178)
Decrease in interest receivable from affiliated investment	78
Decrease in receivable for open forward foreign currency exchange contracts	139,578
Decrease in receivable from affiliate	1,200
Decrease in tax reclaims receivable	745
Decrease in prepaid expenses and other assets	4,026
Increase in payable for open forward foreign currency exchange contracts	457,056
Decrease in payable to affiliate for investment adviser fee	(507)
Increase in payable to affiliate for Trustees' fees	558
Decrease in interest payable	(5,759)
Increase in accrued expenses	53,587
Increase in unfunded loan commitments	262,805
Net change in unrealized (appreciation) depreciation from investments	1,573,487
Net realized gain from investments	(1,945,685)
Net cash used in operating activities	$(12,864,923)

Cash Flows From Financing Activities
Proceeds from shelf offering, net of offering costs	$3,079,863
Distributions paid to common shareholders, net of reinvestments	(18,271,576)
Proceeds from notes payable	10,000,000
Net cash used in financing activities	$(5,191,713)

Net decrease in cash*	$(18,056,636)

Cash at beginning of period(1)	$20,202,593

Cash at end of period(1)	$2,145,957

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$442,247
Cash paid for interest and fees on borrowings and variable rate term preferred shares	2,445,444

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of ($22,268).

(1)	Balance includes foreign currency, at value.

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$16.300		$15.510	$15.900	$14.880	$11.390	$16.280

Income (Loss) From Operations
Net investment income(1)	$0.454		$1.058	$1.034	$0.991	$1.008	$1.136
Net realized and unrealized gain (loss)	(0.066)		0.707	(0.368)	1.082	3.468	(4.917)
Distributions to APS shareholders —
From net investment income(1)	—		(0.024)	(0.032)	(0.033)	(0.044)	(0.111)
Discount on redemption and repurchase of APS(1)	—		0.036	—	—	—	—

Total income (loss) from operations	$0.388		$1.777	$0.634	$2.040	$4.432	$(3.892)

Less Distributions to Common Shareholders
From net investment income	$(0.470)		$(1.041)	$(1.024)	$(1.020)	$(0.942)	$(0.868)
Tax return of capital	—		—	—	—	—	(0.130)

Total distributions to common shareholders	$(0.470)		$(1.041)	$(1.024)	$(1.020)	$(0.942)	$(0.998)

Premium from common shares sold through shelf offering (see Note 6)(1)	$0.002		$0.054	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$16.220		$16.300	$15.510	$15.900	$14.880	$11.390

Market value — End of period (Common shares)	$15.350		$16.680	$15.790	$16.390	$14.350	$10.330

Total Investment Return on Net Asset Value(2)	2.44	%(3)	12.15%	4.43%	14.13%	40.07%	(22.80)%

Total Investment Return on Market Value(2)	(5.21	)%(3)	12.66%	3.13%	21.99%	48.94%	(24.66)%

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000's omitted)	$646,491		$646,842	$582,011	$595,890	$556,611	$425,899
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.36	%(6)	1.38%	1.28%	1.22%	1.15%	1.24%
Interest and fee expense(7)	0.78	%(6)	0.66%	0.58%	0.65%	0.59%	2.00%
Total expenses	2.14	%(6)	2.04%	1.86%	1.87%	1.74%	3.24%
Net investment income	5.60	%(6)	6.61%	6.73%	6.43%	7.20%	9.71%
Portfolio Turnover	18	%(3)	47%	38%	50%	43%	16%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares (variable rate term preferred shares and auction preferred shares, as applicable) and borrowings, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.86	%(6)	0.89%	0.81%	0.78%	0.73%	0.71%
Interest and fee expense(7)	0.49	%(6)	0.42%	0.37%	0.42%	0.38%	1.15%
Total expenses	1.35	%(6)	1.31%	1.18%	1.20%	1.11%	1.86%
Net investment income	3.52	%(6)	4.23%	4.28%	4.14%	4.61%	5.57%
Senior Securities:
Total notes payable outstanding (in 000's)	$300,000		$290,000	$260,000	$238,000	$238,000	$96,000
Asset coverage per $1,000 of notes payable(8)	$3,422		$3,506	$3,546	$3,840	$3,675	$6,947
Total preferred shares outstanding(9)	800		800	3,200	3,200	3,200	5,800
Asset coverage per preferred share(9)(10)	$270,129		$274,822	$67,796	$71,848	$68,760	$69,183
Involuntary liquidation preference per preferred share(9)(11)	$100,000		$100,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)(11)	$100,000		$100,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to auction-rate preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to variable rate term preferred shares and the notes payable incurred to redeem the Trust's APS (see Note 10).

(8)

Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, and dividing the result by the notes payable balance in thousands.

(9)	Preferred shares represent variable rate term preferred shares as of November 30, 2013 and May 31, 2013 and auction preferred shares as of May 31, 2012, 2011, 2010 and 2009.

(10)

Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 270%, 275%, 271%, 287%, 275% and 277% at November 30, 2013, and May 31, 2013, 2012, 2011, 2010 and 2009, respectively.

(11)	Plus accumulated and unpaid dividends.

APS	–	Auction Preferred Shares

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services' pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust's investment in Cash Reserves Fund reflects the Trust's proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

33

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At May 31, 2013, the Trust, for federal income tax purposes, had a capital loss carryforward of $112,762,227 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on May 31, 2016 ($1,444,527), May 31, 2017 ($53,628,558), May 31, 2018 ($40,967,167) and May 31, 2019 ($16,721,975). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after May 31, 2013.

As of November 30, 2013, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At November 30, 2013, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

34

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to November 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at November 30, 2013. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

The VRTP Shares are a form of preferred shares that represent stock of the Trust. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share, and a mandatory redemption date of December 18, 2015, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.45% to the Conduit’s current cost of funding. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Trust in connection with its offering of VRTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years to the mandatory redemption date of the VRTP Shares. In connection with the issuance of VRTP Shares, the Trust paid an initial upfront fee to the Conduit of $400,000 which is being amortized to interest expense and fees over a period of three years. The unamortized amount as of November 30, 2013 is presented as prepaid upfront fees on VRTP shares on the Statement of Assets and Liabilities. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 13) at November 30, 2013.

The average liquidation preference of the VRTP Shares during the six months ended November 30, 2013 was $80 million.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2013 was 0.076%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the six months ended November 30, 2013 were $676,578 and 0.078%, respectively.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust's average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2013, the Trust's investment adviser fee totaled $3,848,164. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

35

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $179,028,436 and $203,663,599, respectively, for the six months ended November 30, 2013.

6  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended November 30, 2013 and the year ended May 31, 2013 were 27,348 and 77,385, respectively.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2013.

Pursuant to a registration statement filed with and declared effective on January 17, 2013 by the SEC, the Trust is authorized to issue up to an additional 3,755,456 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended November 30, 2013, the Trust sold 162,985 common shares and received proceeds (net of offering costs) of $2,694,229 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold was $63,917. During the year ended May 31, 2013, the Trust sold 2,083,051 common shares and received proceeds (net of offering costs) of $35,966,994 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold was $2,048,302.

Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended November 30, 2013 were $5,443.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,029,061,681

Gross unrealized appreciation	$18,386,293
Gross unrealized depreciation	(7,342,594)

Net unrealized appreciation	$11,043,699

8  Restricted Securities

At November 30, 2013, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$272,883

Total Restricted Securities			$153,860	$272,883

36

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/31/13	British Pound Sterling 6,892,471	United States Dollar 11,033,468	Citibank NA	$—	$(242,502)	$(242,502)
12/31/13	Euro 8,176,539	United States Dollar 11,026,799	HSBC Bank USA	—	(83,342)	(83,342)
1/31/14	British Pound Sterling 7,284,302	United States Dollar 11,681,325	HSBC Bank USA	—	(232,860)	(232,860)
1/31/14	Euro 5,715,034	United States Dollar 7,853,628	Deutsche Bank	87,736	—	87,736
2/28/14	British Pound Sterling 3,173,358	United States Dollar 5,130,971	Goldman Sachs International	—	(58,169)	(58,169)
2/28/14	Canadian Dollar 700,438	United States Dollar 663,338	JPMorgan Chase Bank	5,574	—	5,574
2/28/14	Euro 845,750	United States Dollar 1,151,168	Citibank NA	1,859	—	1,859
2/28/14	Euro 5,716,508	United States Dollar 7,749,338	Citibank NA	—	(18,958)	(18,958)

				$95,169	$(635,831)	$(540,662)

At November 30, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust's net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $635,831. The Trust may be required to pledge collateral in the form of cash or securities for the benefit of a counterparty if the net amount due to the counterparty exceeds a certain threshold. Collateral pledged for the benefit of a counterparty for over-the-counter derivatives is held in a segregated account by the Trust’s custodian. Securities pledged as collateral, if any, are identified in the Portfolio of Investments. Cash pledged as collateral, if any, is included in restricted cash on the Statement of Assets and Liabilities. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $320,030 at November 30, 2013.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At November 30, 2013, the maximum amount of loss the Trust would incur due to counterparty risk was $95,169, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $87,736. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$95,169	(1)	$(635,831	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Trust adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for assets and pledged by the Trust for liabilities as of November 30, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$1,859	$(1,859)	$—	$—	$—
Deutsche Bank	87,736	—	—	—	87,736
JPMorgan Chase Bank	5,574	—	—	—	5,574

	$95,169	$(1,859)	$—	$—	$93,310

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(261,460)	$1,859	$—	$259,601	$—
HSBC Bank USA	(316,202)	—	—	—	(316,202)
Goldman Sachs International	(58,169)	—	—	58,169	—

	$(635,831)	$1,859	$—	$317,770	$(316,202)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(2,868,610	)(1)	$(596,634	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended November 30, 2013, which is indicative of the volume of this derivative type, was approximately $57,700,000.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

10  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $300 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2014, the Trust also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2013 totaled $1,447,417 and are included in interest expense and fees on the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2013, the Trust had borrowings outstanding under the Agreement of $300,000,000 at an interest rate of 0.17%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at November 30, 2013. For the six months ended November 30, 2013, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $299,672,131 and 0.21%, respectively.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

At November 30, 2013, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$913,104,587	$1,278,578	$914,383,165
Corporate Bonds & Notes	—	75,643,168	140,880	75,784,048
Asset-Backed Securities	—	15,321,657	—	15,321,657
Common Stocks	681,094	177,558	8,167,351	9,026,003
Miscellaneous	—	12,100	—	12,100
Short-Term Investments	—	25,578,407	—	25,578,407

Total Investments	$681,094	$1,029,837,477	$9,586,809	$1,040,105,380

Forward Foreign Currency Exchange Contracts	$—	$95,169	$—	$95,169

Total	$681,094	$1,029,932,646	$9,586,809	$1,040,200,549

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(635,831)	$—	$(635,831)

Total	$—	$(635,831)	$—	$(635,831)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2013 is not presented.

At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Unit holders

As of November 30, 2013, Trust records indicate that there are 11 registered shareholders and approximately 24,400 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol symbol is EFT.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, will be disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739 11.30.13

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 8, 2014

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	January 8, 2014